Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012		May 31, 2011		May 31, 2010
Cash flows provided by (used in) operating activities:
Net loss	$ (402.2)	$ (69.7)	[1]	$ (458.8)		$ (849.8)	[1]	$ (47.6)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	364.8	388.0	[1]	509.4		549.0	[1]	547.6	[1]
Amortization of deferred financing costs	27.3	8.3	[1]	11.1		11.2	[1]	11.3	[1]
Stock-based compensation expense	32.3	12.2	[1]	16.0		12.7	[1]	22.4	[1]
Recovery of doubtful accounts receivable	(0.4)	(2.6)	[1]	(5.3)		(6.2)	[1]	(7.0)	[1]
Realized gain on investments	(0.2)	(1.9)	[1]	(2.0)		(4.9)	[1]	(4.3)	[1]
Loss on impairment of investments	0	19.3	[1]	20.1		0	[1]	0	[1]
Goodwill and intangible assets impairment charge	334.1	0	[1]	529.8		941.4	[1]	0	[1]
Property, plant and equipment impairment charge				0.4		17.0	[1]	7.8	[1]
Deferred income taxes	(165.4)	(120.7)	[1]	(204.3)		(271.3)	[1]	(120.1)	[1]
Loss on extinguishment of debt	155.2	0	[1]	0		1.2	[1]	0	[1]
Other	5.9	(1.6)	[1]	(4.5)		(28.0)	[1]	2.7	[1]
Changes in operating assets and liabilities:
Accounts receivable	(53.1)	(38.4)	[1]	(36.6)		14.5	[1]	(5.6)	[1]
Inventories	(33.6)	9.6	[1]	13.4		(43.9)	[1]	(29.4)	[1]
Prepaid expenses	(7.9)	(1.2)	[1]	(12.3)		(4.5)	[1]	6.2	[1]
Accounts payable	(28.0)	(4.2)	[1]	28.9		(0.8)	[1]	(9.5)	[1]
Income taxes	5.5	19.1	[1]	(29.0)		46.0	[1]	9.0	[1]
Accrued interest	(12.6)	61.7	[1]	(7.6)		(6.1)	[1]	(2.9)	[1]
Accrued expenses and other	52.1	13.4	[1]	8.6		2.6	[1]	(59.1)	[1]
Net cash provided by operating activities	273.8	291.3	[1]	377.3		380.1	[1]	321.5	[1]
Cash flows provided by (used in) investing activities:
Proceeds from sales/maturities of investments	5.5	42.0	[1]	42.1		59.3	[1]	24.9	[1]
Purchases of investments	(6.4)	(0.3)	[1]	(0.4)		(78.7)	[1]	(13.3)	[1]
Net proceeds from sale of property and equipment	14.0	13.7	[1]	14.7		6.8	[1]	3.0	[1]
Capital expenditures	(149.7)	(122.7)	[1]	(179.3)		(174.0)	[1]	(186.4)	[1]
Acquisitions, net of cash acquired - Trauma Acquisition	(280.0)	0	[1]
Acquisitions, net of cash acquired	(17.2)	(14.4)	[1]	(21.1)		(18.4)	[1]	(10.2)	[1]
Net cash used in investing activities	(433.8)	(81.7)	[1]	(144.0)		(205.0)	[1]	(182.0)	[1]
Debt:
Proceeds under European facilities				0		0.3	[1]	0	[1]
Payments under European facilities	(1.0)	(1.1)	[1]	(1.4)		(2.0)	[1]	0	[1]
Proceeds under revolving credit agreements				0		0	[1]	20.4	[1]
Payments under revolving credit agreements				0		0	[1]	(134.1)	[1]
Payments under senior secured credit facilities	(25.2)	(26.6)	[1]	(35.4)		(34.8)	[1]	(35.8)	[1]
Proceeds under asset based revolver	80.0	0	[1]
Repurchases of senior notes				0		(11.2)	[1]	(8.7)	[1]
Payments under asset based revolver	(80.0)	0	[1]
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2	0	[1]
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)	0	[1]
Payment of fees related to refinancing activities	(77.8)	0	[1]
Equity:
Repurchase of LVB Acquisition, Inc. shares	(0.1)	(1.2)	[1]	(1.3)		(3.7)	[1]	(1.7)	[1]
Net cash used in financing activities	(130.9)	(28.9)	[1]	(38.1)		(51.4)	[1]	(159.9)	[1]
Effect of exchange rate changes on cash	15.9	(12.5)	[1]	(30.6)		15.0	[1]	(6.1)	[1]
Increase (decrease) in cash and cash equivalents	(275.0)	168.2	[1]	164.6		138.7	[1]	(26.5)	[1]
Cash and cash equivalents, beginning of period	492.4	327.8	[1]	327.8	[1]	189.1	[1]	215.6	[1]
Cash and cash equivalents, end of period	217.4	496.0	[1]	492.4		327.8	[1]	189.1	[1]
Supplemental disclosures of cash flow information:
Interest	315.5	294.0	[1]	477.1		494.1	[1]	508.6	[1]
Income taxes	$ 49.0	$ 76.9	[1]	$ 95.0		$ 42.3	[1]	$ 29.3	[1]

[1]	Certain amounts have been adjusted to conform to the current presentation.